INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Credit) from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ 44,031	$ (20,201)	$ (76,676)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax expense (credit) at Macau Complementary Tax rate	$ 5,284	$ (2,424)	$ (9,201)
Under provision in prior years	0	86	0
Effect of income for which no income tax expense is payable	0	(177)	0
Effect of expenses for which no income tax benefit is receivable	17,438	20,001	20,190
Effect of profits exempted from Macau Complementary Tax	(42,203)	(35,698)	(29,833)
Change in valuation allowances	5,017	(1,456)	17,993
Expired tax losses	14,866	20,212	612
Income tax expense (credit)	$ 402	$ 544	$ (239)